                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4489

                      (Investment Company Act File Number)

                       Federated U.S. Government Bond Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/05

               Date of Reporting Period: Six months ended 2/28/05
                                         ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated U.S. Government Bond Fund

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2005		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.54		$11.10	$11.45	$10.93	$10.27	$ 9.79
Income From Investment Operations:
Net investment income	0.24		0.47	0.48	0.51	0.53	0.53
Net realized and unrealized gain (loss) on investments	0.14		0.49	(0.29)	0.54	0.65	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.38		0.96	0.19	1.05	1.18	1.03
Less Distributions:
Distributions from net investment income	(0.24)		(0.47)	(0.48)	(0.51)	(0.52)	(0.53)
Distributions from net realized gain on investments	--		(0.05)	(0.06)	(0.02)	--	(0.02)
TOTAL DISTRIBUTIONS	(0.24)		(0.52)	(0.54)	(0.53)	(0.52)	(0.55)
Net Asset Value, End of Period	$11.68		$11.54	$11.10	$11.45	$10.93	$10.27
Total Return [1]	3.32%		8.81%	1.55%	9.99%	11.82%	10.95%

Ratios to Average Net Assets:
Expenses	0.91	% [2]	0.91%	0.91%	0.91%	0.92%	0.88%
Net investment income	4.18	% [2]	4.18%	4.13%	4.74%	4.99%	5.42%
Expense waiver/reimbursement [3]	0.36	% [2]	0.29%	0.22%	0.27%	0.20%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$77,051		$95,878	$111,880	$107,058	$115,645	$117,468
Portfolio turnover	4%		16%	62%	52%	88%	38%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2004	Ending Account Value 2/28/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,033.20	$4.59
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.28	$4.56

1 Expenses are equal to the Fund's annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At February 28, 2005, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
U.S. Treasury Securities	75.3%
U.S. Government Agency Securities	21.9%
Cash Equivalents [2]	26.9%
Other Assets and Liabilities--Net [3]	(24.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents include repurchase agreements, as more fully described in the Fund's prospectus, which are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. Includes repurchase agreements purchased with cash collateral received in securities lending transactions (24.7%).

3 See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2005 (unaudited)

Principal Amount			Value
		U.S. TREASURY--75.3%
		U.S. Treasury Bonds--74.0%
$2,880,000	[1]	11.250%, 2/15/2015	$4,466,707
3,650,000		9.250%, 2/15/2016	5,161,319
4,300,000		7.500%, 11/15/2016	5,458,291
1,500,000		9.125%, 5/15/2018	2,170,080
4,000,000		9.000%, 11/15/2018	5,768,760
4,000,000		8.125%, 8/15/2019	5,450,640
4,000,000	[1]	8.750%, 5/15/2020	5,763,120
500,000		7.875%, 2/15/2021	676,095
3,200,000		8.000%, 11/15/2021	4,399,488
1,000,000		7.125%, 2/15/2023	1,281,720
3,000,000		6.875%, 8/15/2025	3,810,930
3,350,000		6.750%, 8/15/2026	4,223,613
3,400,000		6.125%, 11/15/2027	4,021,554
2,000,000		5.250%, 11/15/2028	2,130,320
2,000,000	[1]	5.375%, 2/15/2031	2,199,060
		TOTAL	56,981,697
		U.S. Treasury Note--1.3%
996,750		1.625%, 1/15/2015	990,361
		TOTAL U.S. TREASURY (IDENTIFIED COST $50,289,600)	57,972,058
		GOVERNMENT AGENCIES--21.9%
		Federal Home Loan Bank System--11.4%
1,000,000		6.500%, 11/13/2009	1,094,650
1,150,000		7.625%, 5/14/2010	1,325,605
5,000,000		7.125%, 2/15/2030	6,399,300
		TOTAL	8,819,555
		Federal Home Loan Mortgage Corporation--7.3%
4,820,000	[1]	6.250%, 7/15/2032	5,643,931
		Federal National Mortgage Association--3.2%
2,000,000		6.625%, 11/15/2030	2,431,680
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $15,138,564)	16,895,166
Principal Amount			Value
		REPURCHASE AGREEMENTS--26.9%
$1,686,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.640%, dated 2/28/2005 to be purchased at $1,686,124 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2030, collateral market value $2,040,000,470	$1,686,000
19,041,000		Interest in $1,000,000,000 joint repurchase agreement with Westdeutsche Landesbank Girozentrale, New York, 2.640%, dated 2/28/2005 to be purchased at $19,042,396 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2043, collateral market value $1,030,000,000 (held as collateral for securities lending)	19,041,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	20,727,000
		TOTAL INVESTMENTS--124.1% (IDENTIFIED COST $86,155,164) [2]	95,594,224
		OTHER ASSETS AND LIABILITIES - NET--(24.1)%	(18,543,465)
		TOTAL ASSETS--100.0%	$77,050,759

1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

2 The cost of investments for federal tax purposes amounts to $86,155,164.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2005 (unaudited)

Assets:
Investment in securities	$74,867,224
Investment in repurchase agreements	20,727,000
Total investments in securities, at value including $18,072,818 of securities loaned (identified cost $86,155,164)		$95,594,224
Income receivable		713,093
Receivable for shares sold		61,764
TOTAL ASSETS		96,369,081
Liabilities:
Payable for shares redeemed	126,386
Income distribution payable	95,723
Payable to bank	27,768
Payable for collateral due to broker	19,041,000
Payable for shareholder services fee (Note 5)	3,009
Payable for Directors'/Trustees' fee	1,678
Accrued expenses	22,758
TOTAL LIABILITIES		19,318,322
Net assets for 6,598,558 shares outstanding		$77,050,759
Net Assets Consist of:
Paid-in capital		$67,539,365
Net unrealized appreciation of investments		9,439,060
Accumulated net realized gain on investments		62,636
Undistributed net investment income		9,698
TOTAL NET ASSETS		$77,050,759
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$77,050,759 ÷ 6,598,558 shares outstanding, no par value, unlimited shares authorized		$11.68

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2005 (unaudited)

Investment Income:
Interest (including income on securities loaned of $9,678)			$2,217,264
Expenses:
Investment adviser fee (Note 5)		$261,022
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		4,153
Transfer and dividend disbursing agent fees and expenses		41,149
Directors'/Trustees' fees		5,533
Auditing fees		8,619
Legal fees		516
Portfolio accounting fees		20,736
Shareholder services fee (Note 5)		108,759
Share registration costs		16,175
Printing and postage		4,785
Insurance premiums		4,138
Miscellaneous		3,344
TOTAL EXPENSES		553,313
Waivers (Note 5):
Waiver of investment adviser fee	$(56,329)
Waiver of administrative personnel and services fee	(11,962)
Waiver of shareholder services fee	(87,007)
TOTAL WAIVERS		(155,298)
Net expenses			398,015
Net investment income			1,819,249
Realized and Unrealized Gain on Investments:
Net realized gain on investments			741,273
Net change in unrealized appreciation of investments			98,258
Net realized and unrealized gain on investments			839,531
Change in net assets resulting from operations			$2,658,780

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2005	Year Ended 8/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,819,249	$4,635,595
Net realized gain (loss) on investments	741,273	(516,870)
Net change in unrealized appreciation/depreciation of investments	98,258	4,156,525
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,658,780	8,275,250
Distributions to Shareholders:
Distributions from net investment income	(1,801,229)	(4,633,235)
Distributions from net realized gains	--	(456,321)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,801,229)	(5,089,556)
Share Transactions:
Proceeds from sale of shares	13,631,469	52,520,738
Net asset value of shares issued to shareholders in payment of distributions declared	1,124,452	3,516,769
Cost of shares redeemed	(34,441,013)	(75,225,027)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,685,092)	(19,187,520)
Change in net assets	(18,827,541)	(16,001,826)
Net Assets:
Beginning of period	95,878,300	111,880,126
End of period (including undistributed (distributions in excess of) net investment income of $9,698 and $(8,322), respectively)	$77,050,759	$95,878,300

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2005 (unaudited)

1. ORGANIZATION

Federated U.S. Government Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to pursue total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund or in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of February 28, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$18,072,818	$19,041,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes share activity:

	Six Months Ended 2/28/2005	Year Ended 8/31/2004
Shares sold	1,166,867	4,628,138
Shares issued to shareholders in payment of distributions declared	96,611	309,425
Shares redeemed	(2,974,334)	(6,703,779)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,710,856)	(1,766,216)

4. FEDERAL TAX INFORMATION

At February 28, 2005, the cost of investments for federal tax purposes was $86,155,164. The net unrealized appreciation of investments for federal tax purposes was $9,439,060. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,453,979 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,919.

At August 31, 2004, the Fund had a capital loss carryforward of $64,137 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$64,137

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2004, for federal income tax purposes, post October losses of $545,397 were deferred to September 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated U.S. Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314284100

8040402 (4/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Bond Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005